Equity (Narratives) (Details) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($) ₪ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Equity [abstract]
Percentage of acquisition of issued share capital			14.00%
Percentage of acquisition of augmentation of issued share capital			25.00%
Percentage of acquisition of augmentation of existing holding up to			25.00%
Percentage of acquisition of augmentation of existing holding less than			25.00%
Number of non-marketable and non-transferable options granted	$ 461
Fair value non-marketable and non-transferable options granted	$ 903
Weighted average share price | (per share)		₪ 25.45	$ 7.23
Number of shares acquired by subsidiaries or associates under purchase plan | shares			22.4
Total consideration		₪ 258,000	$ 258,000
Expenses from Equity Compensation Plans			$ 12,000	$ 6,000	$ 8,000
Total shares held by the company and it's subsidiaries | shares		24.5	24.5